Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of September 2011

Collection Period Start	28-Sep-11	Distribution Date	17-Oct-11
Collection Period End	30-Sep-11	30/360 Days	17
Beg. of Interest Period	28-Sep-11	Actual/360 Days	19
End of Interest Period	17-Oct-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	1,168,693,999.35	1,149,713,558.28	0.9837593
Total Securities		1,168,693,999.35	1,168,693,999.35	1,149,713,558.28	0.9837593
Class A-1 Notes	0.349850%	156,000,000.00	156,000,000.00	137,019,558.93	0.8783305
Class A-2 Notes	0.417440%	378,000,000.00	378,000,000.00	378,000,000.00	1.0000000
Class A-3 Notes	0.920000%	351,000,000.00	351,000,000.00	351,000,000.00	1.0000000
Class A-4 Notes	1.100000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	18,980,441.07	28,804.32	121.6694940	0.1846431
Class A-2 Notes	0.00	83,279.28	0.0000000	0.2203156
Class A-3 Notes	0.00	152,490.00	0.0000000	0.4344444
Class A-4 Notes	0.00	44,152.78	0.0000000	0.5194445
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	18,980,441.07	308,726.38

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				14,075,799.60
Monthly Interest				5,468,241.13
Total Monthly Payments				19,544,040.73

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				1,010,840.56
Aggregate Sales Proceeds Advance				549,237.42
Total Advances				1,560,077.98

Vehicle Disposition Proceeds:
Reallocation Payments				362,037.95
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,492,293.98
Excess Wear and Tear and Excess Mileage				1,320.18
Remaining Payoffs				0.00
Net Insurance Proceeds				912,334.62
Residual Value Surplus				5,898.47
Total Collections				27,878,003.91

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	334,487.95			15
Involuntary Repossession	-			-
Voluntary Repossession	27,550.00			2
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		907,668.55		40
Customer Payoff			21,999.61	1
Grounding Dealer Payoff			4,051,289.21	161
Dealer Purchase			1,357,659.48	47
Total	362,037.95	907,668.55	5,430,948.30	266

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of September 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	52,337	1,349,001,294.32	7.00000%	1,168,693,999.35
Total Depreciation Received		(15,085,463.23)		(12,549,106.59)
Principal Amount of Gross Losses	(43)	(995,299.50)		(874,856.78)
Repurchase / Reallocation	-	-		-
Early Terminations	(6)	(151,679.39)		(131,485.83)
Scheduled Terminations	(247)	(6,195,327.79)		(5,424,991.87)
Pool Balance - End of Period	52,041	1,326,573,524.41		1,149,713,558.28

Remaining Pool Balance
Lease Payment				479,745,084.26
Residual Value				669,968,474.02
Total				1,149,713,558.28

III. DISTRIBUTIONS

Total Collections					27,878,003.91
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					27,878,003.91

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					973,911.67
Servicing Fee Paid					973,911.67
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					973,911.67

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					28,804.32

Class A-1 Notes Monthly Interest Paid					28,804.32
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					83,279.28

Class A-2 Notes Monthly Interest Paid					83,279.28
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					152,490.00

Class A-3 Notes Monthly Interest Paid					152,490.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of September 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	44,152.78

Class A-4 Notes Monthly Interest Paid	44,152.78
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	308,726.38
Total Note and Certificate Monthly Interest Paid	308,726.38
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	26,595,365.86

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	18,980,441.07

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	18,980,441.07
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	7,614,924.79

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of September 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		5,843,470.00
Additional Cash Infusion		0.00
Reinvestment Income for the Period		79.16
Reserve Fund Available for Distribution		5,843,549.16
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		7,614,924.79
Gross Reserve Account Balance		13,458,473.95
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		13,458,473.95

V. POOL STATISTICS

Weighted Average Remaining Maturity		27.19
Monthly Prepayment Speed		69%
Lifetime Prepayment Speed		69%

	$	units
Recoveries of Defaulted and Casualty Receivables	939,884.62
Securitization Value of Defaulted Receivables and Casualty Receivables	874,856.78	43
Aggregate Defaulted and Casualty Gain (Loss)	65,027.84
Pool Balance at Beginning of Collection Period	1,168,693,999.35
Net Loss Ratio	0.0056%

Cumulative Net Losses for all Periods	-0.0056%	(65,027.84)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,700,252.33	128
61-90 Days Delinquent	0.00	0
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	2,700,252.33	128
60+ Days Delinquencies as Percentage of Receivables	0.00%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	289,641.00	15
Securitization Value	307,665.16
Aggregate Residual Gain (Loss)	(18,024.16)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	289,641.00	15
Cumulative Securitization Value	307,665.16
Cumulative Residual Gain (Loss)	(18,024.16)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		0.00
Reimbursement of Outstanding Advance		0.00
Additional Advances for current period		549,237.42
Ending Balance of Residual Advance		549,237.42

Beginning Balance of Payment Advance		0.00
Reimbursement of Outstanding Payment Advance		0.00
Additional Payment Advances for current period		1,010,840.56
Ending Balance of Payment Advance		1,010,840.56

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of September 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No